Business combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Hawk Parent Holdings LLC
Summary of Preliminary Purchase Consideration

The following summarizes the preliminary purchase consideration paid to the selling members of Hawk Parent:

Cash Consideration	$260,811,062
Unit Consideration (1)	220,452,964
Contingent consideration (2)	12,300,000
Tax receivable agreement liability (3)	65,537,761
Net working capital adjustment	(396,737)

Total purchase price	$558,705,050

(1)	The Company issued 22,045,297 shares of Post-Merger Repay Units valued at $10.00 per share as of July 11, 2019.
(2)

Reflects the fair value of Earn-Out Units, the contingent consideration paid to the selling members of Hawk Parent, pursuant to the Merger Agreement. The Company reflected this as noncontrolling interests on its balance sheet. The Repay Unitholders received 7,500,000 Earn-Out Units based on the stock price of the Company.

(3)

Represents liability with an estimated fair value of $65.5 million as a result of the TRA. If all the Post-Merger Repay Units are ultimately exchanged, the liability will significantly increase based on a variety of factors present at the time of exchange including, but not limited to, the market price at the time of the exchange. If the Company were to elect to terminate the Tax Receivable Agreement early, the Company would be required to make an immediate cash payment equal to the present value of the anticipated future tax benefits that are the subject of the Tax Receivable Agreement, which payment may be made significantly in advance of the actual realization, if any, of such future tax benefits.

Summary of Preliminary Purchase Allocation

The preliminary purchase price allocation is as follows:

Cash and cash equivalents	$11,281,078
Accounts receivable	10,593,867
Prepaid expenses and other current assets	890,745

Total current assets	22,765,690
Property, plant and equipment, net	1,167,872
Restricted cash	6,930,434
Identifiable intangible assets	301,000,000

Total identifiable assets acquired	331,863,996
Accounts payable	(4,206,413)
Accrued expenses	(8,831,363)
Accrued employee payments	(6,501,123)
Other liabilities	(16,864)
Repay debt assumed	(93,514,583)

Net identifiable assets acquired	218,793,650
Goodwill	339,911,400

Total purchase price	$558,705,050

Summary of Preliminary Values Allocated to Identifiable Intangible Assets and Estimated Useful Lives

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Non-compete agreements	$3.0	2
Trade names	20.0	Indefinite
Developed technology	65.0	3
Merchant relationships	210.0	10
Channel relationships	3.0	10

	$301.0

TriSource Solutions, LLC
Summary of Preliminary Purchase Consideration

The following summarizes the preliminary purchase consideration paid to the selling members of TriSource:

Cash Consideration	$60,235,090
Contingent consideration (1)	2,250,000

Total purchase price	$62,485,090

(1)

Reflects the fair value of Earn-Out Payment, the contingent consideration to be paid to the selling members of TriSource, pursuant to the TriSource Purchase Agreement. The selling members of TriSource will have the contingent earnout right to receive a payment of up to $5.0 million dependent upon the Gross Profit, as defined in the TriSource Purchase Agreement, for the period commencing on July 1, 2019 and ending on June 30, 2020.

Summary of Preliminary Purchase Allocation

The preliminary purchase price allocation is as follows:

Cash and cash equivalents	$383,236
Accounts receivable	2,290,441
Prepaid expenses and other current assets	95,763

Total current assets	2,769,440
Property, plant and equipment, net	215,739
Restricted cash	509,019
Identifiable intangible assets	30,500,000

Total identifiable assets acquired	33,994,198
Accounts payable	(1,621,252)
Accrued expenses	(756,117)

Net identifiable assets acquired	31,616,829
Goodwill	30,868,261

Total purchase price	$62,485,090

Summary of Preliminary Values Allocated to Identifiable Intangible Assets and Estimated Useful Lives

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Non-compete agreements	$0.4	2
Trade names	0.7	Indefinite
Developed technology	3.9	3
Merchant relationships	25.5	10

	$30.5

APS Payments
Summary of Preliminary Purchase Consideration

The following summarizes the preliminary purchase consideration paid to the selling members of APS Payments:

Cash consideration	$30,000,000
Contingent consideration (1)	18,580,549

Total purchase price	$48,580,549

(1)

Reflects the fair value of APS Earnout, to be paid to the selling members of APS, pursuant to the asset purchase agreement between APS and Repay Holdings, LLC (“APS Purchase Agreement”). The selling members of APS will have the contingent earnout right to receive a payment of up to $30.0 million in three separate payments, dependent on the achievement of certain growth targets, as defined in the APS Purchase Agreement, for the period commencing on October 12, 2019 and ending on December 31, 2020. As of March 31, 2020, the APS Earnout was $18.6 million, as a result of a $6.6 million measurement period adjustment to the preliminary valuation of $12.0 million, as of December 31, 2019.

The following summarizes the preliminary purchase consideration paid to the selling members of APS Payments:

Cash Consideration	$30,000,000
Contingent consideration (1)	12,000,000

Total purchase price	$42,000,000

(1)

Reflects the fair value of Earn-Out Payment, the contingent consideration to be paid to the selling members of APS Payments, pursuant to the APS Payments Purchase Agreement. The selling members of APS Payments will have the contingent earnout right to receive a payment of up to $30.0 million dependent on the achievement of certain growth targets, as defined in the APS Payments Purchase Agreement, for the period commencing on October 12, 2019 and ending on December 31, 2020.

Summary of Preliminary Purchase Allocation

The preliminary purchase price allocation is as follows:

Cash and cash equivalents	$—
Accounts receivable	1,963,177
Prepaid expenses and other current assets	67,158

Total current assets	2,030,335
Property, plant and equipment, net	159,553
Restricted cash	549,978
Identifiable intangible assets	21,500,000

Total identifiable assets acquired	24,239,866
Accounts payable	(1,101,706)
Accrued expenses	(19,018)

Net identifiable assets acquired	23,119,142
Goodwill	25,461,407

Total purchase price	$48,580,549

The preliminary purchase price allocation is as follows:

Cash and cash equivalents	$—
Accounts receivable	1,963,177
Prepaid expenses and other current assets	67,158

Total current assets	2,030,335
Property, plant and equipment, net	159,553
Restricted cash	549,978
Identifiable intangible assets	21,500,000

Total identifiable assets acquired	24,239,865
Accounts payable	(1,101,706)
Accrued expenses	(19,018)

Net identifiable assets acquired	23,119,142
Goodwill	18,880,858

Total purchase price	$42,000,000

Summary of Preliminary Values Allocated to Identifiable Intangible Assets and Estimated Useful Lives

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Non-compete agreements	$0.5	5
Trade names	0.5	Indefinite
Merchant relationships	20.5	9

	$21.5

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Non-compete agreements	$0.5	2
Trade names	0.5	Indefinite
Merchant relationships	20.5	10

	$21.5

Hawk Parent Holdings LLC, TriSource Solutions, LLC And APS Payments
Summary of Pro Forma Financial Information

The supplemental condensed consolidated results of the Company on an unaudited pro forma basis give effect to the Hawk Parent Business Combination, TriSource Acquisition and APS Payments Acquisition as if the transactions had occurred on January 1, 2017. The unaudited pro forma information reflects adjustments for the issuance of the Company’s common stock, debt incurred in connection with the transactions, impact of the fair value of intangible assets acquired and related amortization and other adjustments the Company believes are reasonable for the pro forma presentation. In addition, the pro forma earnings exclude acquisition-related costs.

	Pro Forma Year Ended December 31, 2019	Pro Forma Year Ended December 31, 2018	Pro Forma Year Ended December 31, 2017
Revenue	$131,262,214	$164,161,841	$124,938,611
Net loss	(45,496,385)	(32,428,157)	(83,166,080)
Net loss attributable to noncontrolling interests	(19,999,699)	(14,255,053)	(36,558,873)
Net loss attributable to the Company	(25,496,686)	(18,173,104)	(46,607,207)
Loss per Class A share — basic and diluted	$(0.70)	$(0.54)	$(1.39)

Ventanex
Summary of Preliminary Purchase Consideration

The following summarizes the preliminary purchase consideration paid to the selling members of Ventanex:

Cash consideration	$36,000,000
Contingent consideration (1)	10,800,000

Total purchase price	$46,800,000

(1)

Reflects the fair value of the Ventanex Earnout Payment, the contingent consideration to be paid to the selling members of Ventanex, pursuant to the Ventanex Purchase Agreement as of March 31, 2020. The selling partners of Ventanex will have the contingent earn-out right to receive a payment of up to $14.0 million dependent upon the Gross Profit, as defined in the Ventanex Purchase Agreement, for the years ended December 31, 2020 and 2021.

Summary of Preliminary Purchase Allocation

The preliminary purchase price allocation is as follows:

Cash and cash equivalents	$50,663
Accounts receivable	1,376,539
Prepaid expenses and other current assets	180,514

Total current assets	1,607,716
Property, plant and equipment, net	137,833
Restricted cash	428,313
Identifiable intangible assets	29,690,000

Total identifiable assets acquired	31,863,862
Accounts payable	(152,035)
Accrued expenses	(373,159)

Net identifiable assets acquired	31,338,668
Goodwill	15,461,332

Total purchase price	$46,800,000

Summary of Preliminary Values Allocated to Identifiable Intangible Assets and Estimated Useful Lives

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Non-compete agreements	$0.1	5
Trade names	0.5	Indefinite
Developed technology	4.4	3
Merchant relationships	24.7	10

	$29.7

TriSource, APS Payments, and Ventanex [Member]
Summary of Pro Forma Financial Information

The supplemental condensed consolidated results of the Company on an unaudited pro forma basis give effect to the TriSource, APS and Ventanex acquisitions as if the transactions had occurred on January 1, 2019. The unaudited pro forma information reflects adjustments for the issuance of the Company’s common stock, debt incurred in connection with the transactions, the impact of the fair value of intangible assets acquired and related amortization and other adjustments the Company believes are reasonable for the pro forma presentation. In addition, the pro forma earnings exclude acquisition-related costs.

	Pro Forma Three Months Ended March 31, 2020	Pro Forma Three Months Ended March 31, 2019
Revenue	$41,756,312	$35,671,770
Net loss	(4,585,192)	(7,220,058)
Net loss attributable to non-controlling interests	(2,126,185)	(2,620,317)
Net loss attributable to the Company	(2,459,007)	(4,599,740)
Loss per Class A share — basic and diluted	$(0.07)	$(0.14)